CLOSED BLOCK - Revenues and Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Premiums and other income	$ 125	$ 144	$ 157
Net investment income (loss)	221	237	251
Investment gains (losses), net	(3)	4	0
Total revenues	343	385	408
Benefits and Other Deductions:
Policyholders’ benefits and dividends	330	375	399
Other operating costs and expenses	2	3	1
Total benefits and other deductions	332	378	400
Net income (loss), before income taxes	11	7	8
Income tax (expense) benefit	3	(3)	(2)
Net income (loss)	$ 14	$ 4	$ 6